Intangible Assets, net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net

7. Intangible Assets, net

Intangible assets, stated at cost less accumulated amortization, consisted of the following as of December 31:

	2022	2023	2023
	HK$	HK$	US$
Software	223,381	223,381	28,599
Internally developed software	58,540,105	62,688,252	8,025,740
Less: accumulated amortization	(45,198,714)	(47,575,044)	(6,090,853)
	13,564,772	15,336,589	1,963,486

Amortization expense of intangible assets totaled HK$5,996,618, HK$6,160,391 and HK$5,514,165 (US$705,958) for the years ended December 31, 2021, 2022 and 2023, respectively. No impairment charge was recognized for any of the periods presented.

Amortization expense expected for the next five years is as follows:

Twelve months ending December 31,	HK$	US$
2024	4,681,992	599,418
2025	4,281,008	548,081
2026	3,654,149	467,827
2027	1,787,568	228,856
2028	931,872	119,304
	15,336,589	1,963,486

mF International Limited and Subsidiaries

Notes to Consolidated Financial Statements